RELATED PARTY TRANSACTIONS - Founder Shares (Details) - USD ($)		3 Months Ended	12 Months Ended
	Jun. 07, 2021	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022	Oct. 31, 2021
RELATED PARTY TRANSACTIONS
Common stock, shares outstanding			9,998,446	9,998,446	9,998,446
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Issuance of shares, net of offering cost		$ 214,200	$ 214,200
Founder shares | Sponsor | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Issuance of shares, net of offering cost (in shares)	4,312,500
Issuance of shares, net of offering cost	$ 25,000
Shares subject to forfeiture						1,437,500
Common stock, shares outstanding						2,875,000